Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.17%	3.84%	3.85%
Coverage Ratio	3.86%	4.41%	3.46%
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.25%		5.25%
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	2.50%	2.50%	2.50%
Less than or Equal to 4.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.75%	4.75%